Goldman Sachs Investment Grade Credit Fund Expense Example - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs Investment Grade Credit Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	1,299
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	560
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	658
Separate Account Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	548
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	$ 548